MTR-Q1

Quarterly Report
December 31, 2025
MFS®  Total Return Fund

Portfolio of Investments
12/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 59.1%
Aerospace & Defense – 1.9%
Boeing Co. (a)	83,397	$18,107,157
General Dynamics Corp.	138,200	46,526,412
L3Harris Technologies, Inc.	208,434	61,189,969
Leidos Holdings, Inc.	82,247	14,837,359
		$140,660,897
Airlines – 0.3%
Delta Air Lines, Inc.	297,633	$20,655,730
Alcoholic Beverages – 0.8%
Constellation Brands, Inc., “A”	265,363	$36,609,479
Diageo PLC	1,185,782	25,542,569
		$62,152,048
Automotive – 2.2%
Aptiv PLC (a)	905,359	$68,888,766
Lear Corp.	530,078	60,746,939
LKQ Corp.	1,329,394	40,147,699
		$169,783,404
Broadcasting – 2.1%
Omnicom Group, Inc.	1,489,374	$120,266,950
Warner Bros. Discovery, Inc. (a)	1,269,168	36,577,422
		$156,844,372
Brokerage & Asset Managers – 3.3%
Charles Schwab Corp.	2,021,917	$202,009,727
CME Group, Inc.	189,699	51,803,003
		$253,812,730
Business Services – 1.8%
Accenture PLC, “A”	112,921	$30,296,704
Amdocs Ltd.	283,250	22,804,458
Cognizant Technology Solutions Corp., “A”	424,149	35,204,367
Fidelity National Information Services, Inc.	448,940	29,836,552
Fiserv, Inc. (a)	287,802	19,331,660
		$137,473,741
Chemicals – 0.8%
PPG Industries, Inc.	474,534	$48,620,754
Qnity Electronics, Inc.	189,865	15,502,477
		$64,123,231
Computer Software – 1.6%
Microsoft Corp.	246,869	$119,390,786
Conglomerates – 0.5%
Honeywell International, Inc.	200,343	$39,084,916
Construction – 1.3%
Masco Corp.	1,022,563	$64,891,848
Mohawk Industries, Inc. (a)	170,518	18,637,618
Techtronic Industries Co. Ltd.	1,110,000	12,752,546
		$96,282,012

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 1.5%
Kenvue, Inc.	6,798,794	$117,279,196
Consumer Services – 0.3%
Airbnb, Inc., “A” (a)	155,010	$21,037,957
Containers – 0.5%
Avery Dennison Corp.	86,765	$15,780,818
Smurfit Westrock PLC	659,789	25,514,041
		$41,294,859
Electrical Equipment – 0.9%
Eaton Corp. PLC	72,281	$23,022,221
Johnson Controls International PLC	395,587	47,371,543
		$70,393,764
Electronics – 1.5%
Intel Corp. (a)	1,493,367	$55,105,242
NXP Semiconductors N.V.	272,176	59,078,523
		$114,183,765
Energy - Independent – 1.6%
ConocoPhillips	1,032,221	$96,626,208
Diamondback Energy, Inc.	173,295	26,051,437
		$122,677,645
Energy - Integrated – 2.3%
Chevron Corp.	323,445	$49,296,252
Exxon Mobil Corp.	632,732	76,142,969
Suncor Energy, Inc.	1,189,959	52,815,783
		$178,255,004
Food & Drug Stores – 0.2%
Albertsons Cos., Inc., “A”	852,526	$14,637,871
Health Maintenance Organizations – 1.8%
Cigna Group	382,790	$105,355,292
Humana, Inc.	118,307	30,301,972
		$135,657,264
Insurance – 4.2%
Aon PLC	282,537	$99,701,656
Chubb Ltd.	297,708	92,920,621
Principal Financial Group, Inc.	161,938	14,284,551
Travelers Cos., Inc.	83,132	24,113,268
Willis Towers Watson PLC	256,761	84,371,665
		$315,391,761
Interactive Media Services – 0.1%
Versant Media Group, Inc. (a)	123,591	$5,561,611
Leisure & Toys – 0.7%
Electronic Arts, Inc.	254,949	$52,093,729
Machinery & Tools – 1.0%
AGCO Corp.	241,858	$25,230,626
Flowserve Corp.	240,465	16,683,462
Regal Rexnord Corp.	248,309	34,842,719
		$76,756,807

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – 6.2%
Bank of America Corp.	2,566,067	$141,133,685
Goldman Sachs Group, Inc.	74,191	65,213,889
JPMorgan Chase & Co.	300,016	96,671,156
Morgan Stanley	321,004	56,987,840
PNC Financial Services Group, Inc.	338,881	70,734,631
Wells Fargo & Co.	424,827	39,593,876
		$470,335,077
Medical & Health Technology & Services – 0.8%
ICON PLC (a)	248,954	$45,364,398
McKesson Corp.	18,248	14,968,652
		$60,333,050
Medical Equipment – 4.9%
Agilent Technologies, Inc.	277,863	$37,808,818
Becton, Dickinson and Co.	848,065	164,583,975
Medtronic PLC	1,510,459	145,094,692
Waters Corp. (a)	60,423	22,950,468
		$370,437,953
Metals & Mining – 0.3%
Glencore PLC	3,702,182	$20,138,892
Oil Services – 0.1%
SLB Ltd.	301,170	$11,558,905
Other Banks & Diversified Financials – 1.4%
Northern Trust Corp.	752,537	$102,789,029
Pharmaceuticals – 4.3%
Johnson & Johnson	706,550	$146,220,523
Organon & Co.	463,245	3,321,467
Pfizer, Inc.	5,064,567	126,107,718
Roche Holding AG	122,461	50,609,220
		$326,258,928
Railroad & Shipping – 0.9%
Union Pacific Corp.	308,650	$71,396,918
Restaurants – 0.2%
U.S. Foods Holding Corp. (a)	226,490	$17,059,227
Specialty Chemicals – 0.8%
Air Products & Chemicals, Inc.	56,980	$14,075,199
Axalta Coating Systems Ltd. (a)	1,038,045	33,539,234
DuPont de Nemours, Inc.	262,305	10,544,661
		$58,159,094
Specialty Stores – 0.4%
Target Corp.	290,525	$28,398,819
Telecom Services – 1.2%
Comcast Corp., “A” (a)	3,089,784	$88,831,290
Tobacco – 1.5%
Altria Group, Inc.	301,303	$17,373,131
Philip Morris International, Inc.	580,849	93,168,180
		$110,541,311

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – 2.9%
Duke Energy Corp.	482,243	$56,523,702
Exelon Corp.	673,571	29,360,960
National Grid PLC	3,514,976	54,169,695
PG&E Corp.	4,920,103	79,066,055
		$219,120,412
Total Common Stocks		$4,480,844,005
Bonds – 38.9%
Aerospace & Defense – 0.1%
BAE Systems PLC, 3.4%, 4/15/2030 (n)	$2,846,000	$2,751,030
Boeing Co., 5.805%, 5/01/2050	3,164,000	3,112,093
Boeing Co., 6.858%, 5/01/2054	2,772,000	3,113,340
		$8,976,463
Asset-Backed & Securitized – 7.1%
Affirm, Inc., 2025-X1, “A”, 5.08%, 4/15/2030 (n)	$725,157	$726,214
AmeriCredit Automobile Receivables Trust, 2025-1, “A2A”, 4.22%, 3/19/2029 (n)	2,069,000	2,072,175
Angel Oak Mortgage Trust, 2024-10, “A1”, 5.348%, 10/25/2069 (n)	8,789,107	8,830,865
Angel Oak Mortgage Trust, 2024-12, “A1”, 5.653%, 10/25/2069 (n)	7,619,302	7,684,291
Angel Oak Mortgage Trust, 2024-9, “A1”, 5.138%, 9/25/2069 (n)	4,743,958	4,756,887
Angel Oak Mortgage Trust, 2025-10, “A1”, 4.96%, 9/25/2070 (n)	2,731,847	2,734,881
Arbor Realty Trust, Inc., CLO, 2022-FL1, “B”, FLR, 6.083% (SOFR - 30 day + 2.1%), 1/15/2037 (n)	16,706,500	16,727,376
ARDN Mortgage Trust, 2025-ARCP, “A”, FLR, 5.5% (SOFR - 1mo. + 1.75%), 6/15/2035 (n)	14,611,000	14,633,729
AREIT 2022-CRE6 Trust, “B”, FLR, 5.786% (SOFR - 30 day + 1.85%), 1/20/2037 (n)	10,151,500	10,099,851
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	1,370,769	1,381,240
Bain Capital Credit CLO Ltd., 2020-4A, “A1RR”, FLR, 5.036% (SOFR - 3mo. + 1.15%), 10/20/2036 (n)	11,516,802	11,523,862
Bain Capital Credit CLO Ltd., 2022-1A, “CR”, FLR, 5.734% (SOFR - 3mo. + 1.85%), 10/18/2038 (n)	15,000,000	15,000,000
Bain Capital Credit CLO Ltd., 2022-2A, “BR”, FLR, 5.507% (SOFR - 3mo. + 1.65%), 4/22/2035 (n)	8,838,526	8,847,435
Bank5, 2025-5YR17, “A3”, 5.225%, 11/15/2058	6,889,915	7,103,533
Bayview Financial Revolving Mortgage Loan Trust, FLR, 5.441% ((SOFR - 1mo. + 0.11448%) + 1.6%), 12/28/2040 (n)	460,389	1,060,785
BDS 2025-FL16 Ltd., “A”, FLR, 5.131% (SOFR - 1mo. + 1.4%), 7/19/2043 (n)	8,636,766	8,639,480
Benchmark 2023-V3 Mortgage Trust, “A3”, 6.363%, 7/15/2056	1,190,323	1,244,623
Benchmark 2025-V18 Mortgage Trust, “A3”, 5.183%, 10/15/2058	6,657,910	6,856,338
Brazos Securitization LLC, 5.243%, 9/01/2040 (n)	5,403,000	5,400,030
BSPRT 2022-FL8 Issuer Ltd., “B”, FLR, 6.033% (SOFR - 30 day + 2.05%), 2/15/2037 (n)	5,979,000	5,963,298
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)	2,592,946	2,653,655
BX Trust, 2025, “A”, FLR, 5.13% (SOFR - 1mo. + 1.38%), 8/15/2042 (n)	8,885,217	8,896,285
BXMT 2021-FL4 Ltd., “AS”, FLR, 5.15% ((SOFR - 1mo. + 0.11448%) + 1.3%), 5/15/2038 (n)	16,816,500	16,723,580
Carlyle Global Market Strategies CLO Ltd., 2023-1A, “A2R”, FLR, 5.484% (SOFR - 3mo. + 1.6%), 7/20/2037 (n)	8,500,000	8,530,218
Colt Funding LLC, 2024-5, “A1”, 5.123%, 8/25/2069 (n)	5,237,919	5,247,977
Commercial Mortgage Pass-Through Certificates, 2023-BNK46, “A4”, 5.745%, 8/15/2056	16,647,021	17,552,453
Consumers 2023 Securitization Funding LLC, 5.55%, 3/01/2028	2,074,721	2,097,072
Dryden Senior Loan Fund CLO Ltd., 2019-75A, “BR3”, FLR, 5.373% (SOFR - 3mo. + 1.5%), 4/14/2034 (n)	16,953,585	16,959,943
Dryden Senior Loan Fund CLO Ltd., 2020-86A, “BR2”, FLR, 5.481% (SOFR - 3mo. + 1.6%), 7/17/2034 (n)	18,968,331	18,976,355
Dryden Senior Loan Fund, 2013-26A, “AR”, CLO, FLR, 5.066% ((SOFR - 3mo. + 0.26161%) + 0.9%), 4/15/2029 (n)	508,376	508,240
Dryden Senior Loan Fund, 2018-55A, “A1”, CLO, FLR, 5.186% ((SOFR - 3mo. + 0.26161%) + 1.02%), 4/15/2031 (n)	2,905,859	2,905,981
Dwight 2025-FL1 Issuer LLC, “A”, FLR, 5.396% (SOFR - 1mo. + 1.662%), 6/18/2042 (n)	8,383,500	8,404,456
ELM Trust, 2024-ELM, “B10”, 6.195%, 6/10/2039 (n)	8,492,449	8,536,987
Empire District Bondco LLC, 4.943%, 1/01/2033	3,787,344	3,849,908
Enterprise Fleet Financing 2024-4 LLC, “A2”, 4.69%, 7/20/2027 (n)	1,725,161	1,731,168
GLS Auto Select Receivables Trust, 2025-2A, “A2”, 4.75%, 3/15/2028 (n)	1,459,020	1,461,670
GLS Auto Select Receivables Trust, 2025-2A, “A2”, 6.37%, 6/15/2028 (n)	482,210	484,419
GMAC Mortgage Corp. Loan Trust, FGIC, 5.805%, 10/25/2036	109,055	108,562
Greystone Commercial Real Estate Notes, 2025-FL4, “AS”, FLR, 5.889% (SOFR - 1mo. + 2.1385%), 1/15/2043 (n)	2,031,000	2,036,149
Hyundai Auto Lease Securitization Trust, 2025-B, “A2A”, 4.58%, 9/15/2027 (n)	4,439,724	4,456,201
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 5.614% ((SOFR - 1mo. + 0.11448%) + 1.75%), 7/15/2036 (n)	9,616,872	9,606,109
Magnetite CLO Ltd., 2017-19A, FLR, 5.331% (SOFR - 3mo. + 1.45%), 4/17/2034 (n)	3,285,540	3,286,302
MF1 2022-FL8 Ltd., “B”, FLR, 5.681% (SOFR - 30 day + 1.95%), 2/19/2037 (n)	7,392,231	7,364,865

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
MF1 2024-FL15 LLC, “AS”, FLR, 5.774% (SOFR - 1mo. + 2.04%), 8/18/2041 (n)	$8,571,000	$8,592,416
MF1 2024-FL16 LLC, “A”, FLR, 5.275% (SOFR - 1mo. + 1.541%), 11/18/2039 (n)	17,590,246	17,612,211
MF1 2025-FL19 LLC, “A”, FLR, 5.306% (SOFR - 1mo. + 1.572%), 2/18/2040 (n)	15,153,744	15,158,714
MF1 2025-FL19 LLC, “A”, FLR, 5.222% (SOFR - 1mo. + 1.4881%), 5/18/2042 (n)	7,619,439	7,636,084
MF1 2025-FL20 LLC, “AS”, FLR, 5.434% (SOFR - 1mo. + 1.7%), 2/18/2043 (n)	15,453,000	15,472,270
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34, “A4”, 3.536%, 11/15/2052	4,195,516	4,141,366
Morgan Stanley Residential Mortgage Loan Trust, 2025-NQM10, “A1LC”, 5.241%, 11/25/2070 (n)	5,098,142	5,120,727
MSWF Commercial Mortgage Trust, 2023-2, “A5”, 6.014%, 12/15/2056	7,477,126	8,067,020
Neuberger Berman CLO Ltd., 2015-20A, “A1R3”, FLR, 5.055% (SOFR - 3mo. + 1.15%), 4/15/2039 (n)	5,725,000	5,721,599
Nissan Master Owner Trust, 2024-A, “A”, FLR, 4.654% (SOFR - 1mo. + 0.67%), 2/15/2028 (n)	5,130,663	5,132,238
OBX Trust, 2024-NQM15, “A1”, 5.316%, 10/25/2064 (n)	3,080,529	3,098,412
OBX Trust, 2025-NQM1, “A1”, 5.547%, 12/25/2064 (n)	4,209,224	4,243,637
OBX Trust, 2025-NQM13, “A1”, 5.441%, 5/25/2065 (n)	2,589,578	2,612,114
OBX Trust, 2025-NQM20, “A1”, 5.021%, 10/25/2065 (n)	3,721,626	3,731,873
Palmer Square Loan Funding, 2024-3A Ltd., “A-2”, FLR, 5.515% (SOFR - 3mo. + 1.65%), 8/08/2032 (n)	16,148,818	16,160,364
Parallel Ltd., 2023-1A, “A2R”, FLR, 5.684% (SOFR - 3mo. + 1.8%), 7/20/2036 (n)	6,858,996	6,867,378
PFP III 2025-12 Ltd., “AS”, FLR, 5.476% (SOFR - 1mo. + 1.7418%), 12/18/2042 (n)	12,850,500	12,826,945
PRM Trust, 2025-PRM6, “A”, 4.48%, 7/05/2033 (n)	4,808,434	4,802,919
Provident Funding Mortgage Trust, 2025-2, “A4”, 5.5%, 6/25/2055 (n)	10,368,244	10,430,040
Rate Mortgage Trust, 2025-J3, “A27”, FLR, 5.424% (SOFR - 1mo. + 1.55%), 11/25/2055 (n)	10,600,577	10,595,815
ReadyCap Commercial Mortgage Trust, 2021-FL7, “B”, FLR, 5.646% ((SOFR - 1mo. + 0.11448%) + 1.8%), 11/25/2036 (n)	3,695,000	3,684,577
Residential Funding Mortgage Securities, Inc., FGIC, 3.402%, 12/25/2035 (d)(q)	140,906	2,008
Rockford Tower CLO 2020-1A Ltd., “A2R”, FLR, 5.184% (SOFR - 3mo. + 1.3%), 1/20/2036 (n)	18,536,627	18,372,819
Santander Drive Auto Receivables Trust, 2025-1, “A2”, 4.76%, 8/16/2027	1,360,772	1,361,061
Starwood Commercial Mortgage, 2022-FL3, “AS”, FLR, 5.784% (SOFR - 30 day + 1.8%), 11/15/2038 (n)	17,154,000	17,082,742
Stellantis Finance US, Inc., 4.63%, 7/20/2027 (n)	4,980,360	4,997,268
TPG Real Estate Finance, 2025-FL7, “A”, FLR, 5.48% (SOFR - 1mo. + 1.45%), 6/18/2043 (n)	16,758,371	16,758,287
Verus Securitization Trust, 2024-8, “A1”, 5.364%, 10/25/2069 (n)	1,923,468	1,933,533
Verus Securitization Trust, 2025-9, “A1”, 4.935%, 10/27/2070 (n)	1,771,256	1,773,329
Virginia Power Fuel Securitization LLC, 5.088%, 5/01/2027	2,288,977	2,304,212
Voya CLO 2012-4A Ltd., “A2R3”, FLR, 5.616% ((SOFR - 3mo. + 0.26161%) + 1.45%), 10/15/2030 (n)	6,439,259	6,441,519
		$536,400,945
Automotive – 0.2%
Magna International, Inc., 2.45%, 6/15/2030	$5,772,000	$5,361,243
Stellantis Finance US, Inc., 2.691%, 9/15/2031 (n)	9,598,000	8,415,429
		$13,776,672
Broadcasting – 0.1%
Walt Disney Co., 3.5%, 5/13/2040	$7,611,000	$6,371,893
Brokerage & Asset Managers – 0.5%
Charles Schwab Corp., 5.853% to 5/19/2033, FLR (SOFR - 1 day + 2.5%) to 5/19/2034	$15,896,000	$17,027,710
Intercontinental Exchange, Inc., 2.1%, 6/15/2030	6,569,000	6,045,648
LPL Holdings, Inc., 6.75%, 11/17/2028	1,244,000	1,327,700
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	14,189,000	13,796,958
		$38,198,016
Building – 0.2%
Martin Marietta Materials, Inc., 2.5%, 3/15/2030	$586,000	$546,517
Masco Corp., 2%, 2/15/2031	12,460,000	11,017,439
Vulcan Materials Co., 3.5%, 6/01/2030	1,217,000	1,178,893
		$12,742,849
Business Services – 0.4%
Equinix, Inc., 1.8%, 7/15/2027	$4,515,000	$4,361,781
Equinix, Inc., 2.5%, 5/15/2031	6,102,000	5,522,198
Experian Finance PLC, 4.25%, 2/01/2029 (n)	3,787,000	3,795,848
Fiserv, Inc., 2.65%, 6/01/2030	2,308,000	2,127,659

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Business Services – continued
Global Payments, Inc., 1.2%, 3/01/2026	$6,442,000	$6,411,925
Global Payments, Inc., 2.9%, 11/15/2031	3,763,000	3,372,483
Verisk Analytics, Inc., 4.125%, 3/15/2029	2,686,000	2,680,680
Verisk Analytics, Inc., 5.75%, 4/01/2033	4,946,000	5,231,734
		$33,504,308
Cable TV – 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	$3,335,000	$3,441,905
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.5%, 6/01/2041	6,646,000	4,727,226
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.375%, 5/01/2047	898,000	739,723
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.25%, 4/01/2053	1,000,000	790,845
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	6,403,000	7,388,648
		$17,088,347
Chemicals – 0.1%
RPM International, Inc., 2.95%, 1/15/2032	$4,405,000	$3,992,643
Computer Software – 0.2%
Oracle Corp., 4.9%, 2/06/2033	$2,441,000	$2,349,202
Oracle Corp., 5.2%, 9/26/2035	8,195,000	7,851,472
Roper Technologies, Inc., 2%, 6/30/2030	3,961,000	3,583,337
		$13,784,011
Conglomerates – 0.1%
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028	$6,570,000	$6,650,488
Consumer Products – 0.1%
Kenvue, Inc., 4.9%, 3/22/2033	$3,446,000	$3,516,328
Electrical Equipment – 0.1%
Arrow Electronics, Inc., 2.95%, 2/15/2032	$9,356,000	$8,364,940
Electronics – 0.1%
Broadcom, Inc., 4.3%, 11/15/2032	$4,190,000	$4,133,096
Broadcom, Inc., 4.926%, 5/15/2037 (n)	2,171,000	2,142,795
		$6,275,891
Energy - Independent – 0.2%
Diamondback Energy, Inc., 5.4%, 4/18/2034	$4,479,000	$4,586,157
EQT Corp., 5.75%, 2/01/2034	10,301,000	10,760,889
Santos Finance Ltd., 5.75%, 11/13/2035 (n)	2,933,000	2,916,706
		$18,263,752
Energy - Integrated – 0.3%
BP Capital Markets America, Inc., 2.721%, 1/12/2032	$13,375,000	$12,181,583
Eni S.p.A., 4.75%, 9/12/2028 (n)	11,994,000	12,186,075
		$24,367,658
Financial Institutions – 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.45%, 10/29/2026	$12,829,000	$12,654,628
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.65%, 7/21/2027	7,298,000	7,251,091
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)	2,248,000	2,248,686
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	6,935,000	6,857,919
Avolon Holdings Funding Ltd., 2.528%, 11/18/2027 (n)	2,516,000	2,439,187
		$31,451,511

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Food & Beverages – 0.4%
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038	$2,343,000	$2,228,547
Anheuser-Busch InBev Worldwide, Inc., 8%, 11/15/2039	9,340,000	11,857,481
Diageo Capital PLC, 2.375%, 10/24/2029	7,901,000	7,426,498
Keurig Dr Pepper, Inc., 3.2%, 5/01/2030	930,000	883,428
Mars, Inc., 5.2%, 3/01/2035 (n)	7,684,000	7,897,843
		$30,293,797
Gaming & Lodging – 0.2%
GLP Capital LP/GLP Financing II, Inc., 5.3%, 1/15/2029	$4,735,000	$4,817,415
Las Vegas Sands Corp., 3.9%, 8/08/2029	2,562,000	2,497,114
Marriott International, Inc., 4.625%, 6/15/2030	6,563,000	6,660,955
Marriott International, Inc., 2.85%, 4/15/2031	23,000	21,323
Marriott International, Inc., 2.75%, 10/15/2033	5,130,000	4,478,573
		$18,475,380
Insurance – 0.7%
AIA Group Ltd., 3.375%, 4/07/2030 (n)	$7,948,000	$7,733,935
Corebridge Financial, Inc., 3.9%, 4/05/2032	10,864,000	10,311,555
Corebridge Financial, Inc., 5.75%, 1/15/2034	4,345,000	4,542,660
Metropolitan Life Global Funding I, 3.3%, 3/21/2029 (n)	14,375,000	14,001,992
Sammons Financial Group, Inc., 4.75%, 4/08/2032 (n)	2,233,000	2,172,429
Sammons Financial Group, Inc., 6.875%, 4/15/2034 (n)	11,339,000	12,415,823
		$51,178,394
Insurance - Health – 0.2%
Humana, Inc., 5.875%, 3/01/2033	$4,292,000	$4,508,387
UnitedHealth Group, Inc., 5%, 4/15/2034	7,433,000	7,552,931
		$12,061,318
Insurance - Property & Casualty – 0.4%
Aon Corp., 4.5%, 12/15/2028	$6,796,000	$6,876,994
Brown & Brown, Inc., 4.2%, 3/17/2032	6,851,000	6,629,277
Brown & Brown, Inc., 5.55%, 6/23/2035	1,849,000	1,895,882
Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032	14,068,000	14,675,861
Fairfax Financial Holdings Ltd., 6%, 12/07/2033	348,000	369,015
Liberty Mutual Group, Inc., 3.951%, 10/15/2050 (n)	2,990,000	2,211,045
		$32,658,074
International Market Quasi-Sovereign – 0.0%
Electricite de France S.A., 6.9%, 5/23/2053 (n)	$2,221,000	$2,446,670
Machinery & Tools – 0.2%
Ashtead Capital, Inc., 5.5%, 8/11/2032 (n)	$13,806,000	$14,255,302
CNH Industrial Capital LLC, 1.875%, 1/15/2026	1,459,000	1,457,805
		$15,713,107
Major Banks – 2.5%
Bank of America Corp., 2.572% to 10/20/2031, FLR (SOFR - 1 day + 1.21%) to 10/20/2032	$11,068,000	$9,982,264
Barclays PLC, 2.894% to 11/24/2031, FLR (CMT - 1yr. + 1.3%) to 11/24/2032	3,413,000	3,109,916
Barclays PLC, 7.437% to 11/02/2032, FLR (CMT - 1yr. + 3.5%) to 11/02/2033	8,955,000	10,239,641
Capital One Financial Corp., 3.273% to 3/01/2029, FLR (SOFR - 1 day + 1.79%) to 3/01/2030	15,546,000	15,085,113
Deutsche Bank AG, 7.146% to 7/13/2026, FLR (SOFR - 1 day + 2.52%) to 7/13/2027	2,814,000	2,856,944
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	2,866,000	2,819,535
Deutsche Bank AG, 6.72% to 1/18/2028, FLR (SOFR - 1 day + 3.18%) to 1/18/2029	7,852,000	8,220,569
Goldman Sachs Group, Inc., 2.6%, 2/07/2030	10,264,000	9,644,775
Goldman Sachs Group, Inc., 2.383% to 7/21/2031, FLR (SOFR - 1 day + 1.248%) to 7/21/2032	8,505,000	7,617,176
HSBC Holdings PLC, 4.7% to 9/09/2031, FLR (CMT - 1yr. + 3.25%) to 9/09/2169	2,870,000	2,726,127
HSBC Holdings PLC, 4% to 9/09/2026, FLR (CMT - 1yr. + 3.222%) to 9/09/2170	1,215,000	1,212,257
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR - 1 day + 2.515%) to 5/13/2031	1,509,000	1,423,536

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
JPMorgan Chase & Co., 2.545% to 11/08/2031, FLR (SOFR - 1 day + 1.18%) to 11/08/2032	$14,703,000	$13,267,941
JPMorgan Chase & Co., 2.963% to 1/25/2032, FLR (SOFR - 1 day + 1.26%) to 1/25/2033	5,702,000	5,232,613
JPMorgan Chase & Co., 5.766%, 4/22/2035	4,550,000	4,848,444
JPMorgan Chase & Co., 3.109% to 4/22/2040, FLR (SOFR - 1 day + 2.46%) to 4/22/2041	7,691,000	6,038,479
JPMorgan Chase & Co., 3.897% to 1/23/2048, FLR ((SOFR - 3mo. + 0.26161%) + 1.22%) to 1/23/2049	2,781,000	2,214,300
Mitsubishi UFJ Financial Group, Inc., 2.852% to 1/19/2032, FLR (CMT - 1yr. + 1.1%) to 1/19/2033	8,693,000	7,884,172
Mitsubishi UFJ Financial Group, Inc., 5.615%, 4/24/2036	11,148,000	11,668,440
Morgan Stanley, 2.699% to 1/22/2030, FLR (SOFR - 1 day + 1.143%) to 1/22/2031	18,899,000	17,727,198
Morgan Stanley, 2.943% to 1/21/2032, FLR (SOFR - 1 day + 1.29%) to 1/21/2033	10,038,000	9,161,612
Sumitomo Mitsui Financial Group, Inc., 2.472%, 1/14/2029	16,151,000	15,400,150
UBS Group AG, 2.095% to 2/11/2031, FLR (CMT - 1yr. + 1.0%) to 2/11/2032 (n)	20,387,000	18,069,705
		$186,450,907
Medical & Health Technology & Services – 0.3%
Adventist Health System/West, 5.43%, 3/01/2032	$8,829,000	$9,041,505
Alcon Finance Corp., 2.6%, 5/27/2030 (n)	944,000	877,672
Becton, Dickinson and Co., 4.669%, 6/06/2047	5,265,000	4,584,218
Cigna Corp., 3.2%, 3/15/2040	1,517,000	1,198,332
HCA, Inc., 5.125%, 6/15/2039	5,387,000	5,202,280
Northwell Healthcare, Inc., 3.979%, 11/01/2046	490,000	386,549
Northwell Healthcare, Inc., 4.26%, 11/01/2047	3,585,000	2,943,576
		$24,234,132
Medical Equipment – 0.1%
Boston Scientific Corp., 2.65%, 6/01/2030	$4,819,000	$4,534,516
Metals & Mining – 0.3%
Anglo American Capital PLC, 3.875%, 3/16/2029 (n)	$1,639,000	$1,617,313
Anglo American Capital PLC, 5.625%, 4/01/2030 (n)	4,221,000	4,407,738
Anglo American Capital PLC, 2.625%, 9/10/2030 (n)	14,501,000	13,365,484
Glencore Funding LLC, 2.5%, 9/01/2030 (n)	5,139,000	4,708,787
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	2,163,000	1,995,199
		$26,094,521
Midstream – 0.5%
Enbridge, Inc., 5.625%, 4/05/2034	$10,688,000	$11,157,460
Plains All American Pipeline LP, 3.8%, 9/15/2030	5,953,000	5,778,449
Plains All American Pipeline LP, 5.7%, 9/15/2034	3,291,000	3,393,767
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	1,572,000	1,578,364
Spectra Energy Partners LP, 3.375%, 10/15/2026	2,615,000	2,603,188
Targa Resources Corp., 4.2%, 2/01/2033	2,413,000	2,310,109
Targa Resources Corp., 6.125%, 3/15/2033	7,595,000	8,124,199
		$34,945,536
Mortgage-Backed – 9.8%
Fannie Mae, 4.54%, 7/01/2026	$798,726	$799,827
Fannie Mae, 3.95%, 1/01/2027	772,948	773,689
Fannie Mae, 3%, 11/01/2028 - 9/01/2046	1,976,183	1,854,936
Fannie Mae, 6.5%, 6/01/2031 - 7/01/2037	842,487	880,348
Fannie Mae, 2.5%, 11/01/2031 - 12/01/2036	282,402	269,547
Fannie Mae, 5.5%, 2/01/2033 - 12/01/2038	3,528,451	3,613,046
Fannie Mae, 3%, 2/25/2033 (i)	421,772	27,479
Fannie Mae, 4.5%, 8/01/2033 - 6/01/2044	7,947,748	7,991,681
Fannie Mae, 5%, 11/01/2033 - 3/01/2042	2,391,524	2,450,133
Fannie Mae, 6%, 1/01/2034 - 7/01/2037	2,277,268	2,365,685
Fannie Mae, 3.5%, 4/01/2038 - 7/01/2046	22,364,056	21,290,893
Fannie Mae, 3.25%, 5/25/2040	151,147	145,067
Fannie Mae, 4%, 9/01/2040 - 6/01/2047	18,301,759	17,891,090
Fannie Mae, 4.874%, 2/25/2045 (n)	2,644,656	2,648,711

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Fannie Mae, 2%, 4/25/2046	$308,709	$289,295
Fannie Mae, 4%, 7/25/2046 (i)	585,037	106,876
Fannie Mae, UMBS, 2.5%, 10/01/2036 - 8/01/2052	94,763,479	81,284,440
Fannie Mae, UMBS, 3%, 2/01/2037 - 7/01/2052	35,879,264	32,080,078
Fannie Mae, UMBS, 5%, 10/01/2037 - 7/01/2053	10,073,908	10,087,512
Fannie Mae, UMBS, 1.5%, 2/01/2042 - 4/01/2052	13,906,116	10,777,940
Fannie Mae, UMBS, 2%, 2/01/2042 - 2/01/2052	36,070,735	30,304,705
Fannie Mae, UMBS, 4.5%, 8/01/2052 - 3/01/2053	4,097,618	4,024,673
Fannie Mae, UMBS, 6%, 11/01/2052 - 9/01/2054	9,391,418	9,663,040
Fannie Mae, UMBS, 5.5%, 3/01/2053 - 12/01/2054	8,112,703	8,255,864
Fannie Mae, UMBS, 4%, 4/01/2054 - 10/01/2055	4,207,788	3,992,539
Freddie Mac, 0.637%, 6/25/2027 (i)	39,273,000	396,791
Freddie Mac, 0.726%, 6/25/2027 (i)	11,644,337	90,603
Freddie Mac, 0.561%, 7/25/2027 (i)	31,761,520	219,542
Freddie Mac, 0.326%, 8/25/2027 (i)	27,934,000	166,054
Freddie Mac, 0.404%, 8/25/2027 (i)	16,458,854	99,449
Freddie Mac, 0.279%, 9/25/2027 (i)	30,183,000	165,542
Freddie Mac, 0.195%, 11/25/2027 (i)	47,333,000	171,833
Freddie Mac, 0.276%, 11/25/2027 (i)	31,819,520	135,895
Freddie Mac, 0.316%, 11/25/2027 (i)	28,284,450	144,997
Freddie Mac, 0.248%, 12/25/2027 (i)	29,308,000	146,672
Freddie Mac, 0.313%, 12/25/2027 (i)	32,765,000	198,287
Freddie Mac, 0.362%, 12/25/2027 (i)	47,584,313	305,996
Freddie Mac, 1.082%, 7/25/2029 (i)	827,982	27,929
Freddie Mac, 1.135%, 8/25/2029 (i)	13,017,151	456,271
Freddie Mac, 1.797%, 4/25/2030 (i)	2,500,000	169,566
Freddie Mac, 1.838%, 4/25/2030 (i)	7,819,828	553,054
Freddie Mac, 1.666%, 5/25/2030 (i)	4,048,749	265,085
Freddie Mac, 1.798%, 5/25/2030 (i)	8,995,049	638,067
Freddie Mac, 1.341%, 6/25/2030 (i)	3,687,431	196,873
Freddie Mac, 1.597%, 8/25/2030 (i)	3,331,192	217,073
Freddie Mac, 1.168%, 9/25/2030 (i)	2,196,896	107,986
Freddie Mac, 1.079%, 11/25/2030 (i)	4,320,889	203,348
Freddie Mac, 0.32%, 1/25/2031 (i)	16,946,205	211,916
Freddie Mac, 0.779%, 1/25/2031 (i)	6,541,106	232,685
Freddie Mac, 0.935%, 1/25/2031 (i)	4,767,487	198,804
Freddie Mac, 0.509%, 3/25/2031 (i)	13,735,697	297,168
Freddie Mac, 0.731%, 3/25/2031 (i)	5,934,811	204,922
Freddie Mac, 1.214%, 5/25/2031 (i)	2,518,959	142,621
Freddie Mac, 0.937%, 7/25/2031 (i)	4,010,843	188,113
Freddie Mac, 0.506%, 8/25/2031 (i)	5,109,009	124,153
Freddie Mac, 0.536%, 9/25/2031 (i)	16,898,337	460,226
Freddie Mac, 0.855%, 9/25/2031 (i)	5,075,984	212,927
Freddie Mac, 0.349%, 11/25/2031 (i)	25,136,487	463,547
Freddie Mac, 0.496%, 12/25/2031 (i)	23,600,379	598,281
Freddie Mac, 0.567%, 12/25/2031 (i)	40,016,231	1,130,519
Freddie Mac, 0.286%, 11/25/2032 (i)	23,430,359	334,023
Freddie Mac, 3%, 2/15/2033 (i)	363,561	16,741
Freddie Mac, 6%, 3/01/2033 - 6/01/2037	840,222	875,666
Freddie Mac, 3.5%, 7/01/2033 - 10/25/2058	10,613,976	10,144,833
Freddie Mac, 5%, 9/01/2033 - 7/01/2041	1,467,440	1,502,881
Freddie Mac, 5.5%, 12/01/2033 - 10/01/2035	726,249	744,228
Freddie Mac, 6.5%, 5/01/2034 - 7/01/2037	306,490	321,247
Freddie Mac, 4.5%, 4/01/2035 - 5/01/2042	1,164,332	1,174,350
Freddie Mac, 5.5%, 2/15/2036 (i)	97,357	14,972
Freddie Mac, 4%, 8/01/2037 - 4/01/2044	3,700,216	3,616,229
Freddie Mac, 3%, 1/01/2038 - 2/25/2059	16,449,397	15,137,918
Freddie Mac, 4.5%, 12/15/2040 (i)	35,288	3,270
Freddie Mac, 4%, 8/15/2044 (i)	90,029	7,561

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, UMBS, 6.5%, 5/01/2028 - 2/01/2055	$21,949,410	$22,806,212
Freddie Mac, UMBS, 5%, 7/01/2035 - 9/01/2053	7,149,291	7,156,003
Freddie Mac, UMBS, 6%, 1/01/2036 - 7/01/2054	18,120,107	18,612,457
Freddie Mac, UMBS, 2.5%, 4/01/2037 - 9/01/2052	45,694,659	38,922,593
Freddie Mac, UMBS, 3%, 10/01/2037 - 7/01/2053	22,909,486	20,351,205
Freddie Mac, UMBS, 2%, 2/01/2042 - 3/01/2052	44,758,628	36,553,651
Freddie Mac, UMBS, 3.5%, 12/01/2046 - 8/01/2053	9,759,767	9,095,007
Freddie Mac, UMBS, 4%, 8/01/2047 - 9/01/2055	17,286,691	16,506,220
Freddie Mac, UMBS, 1.5%, 3/01/2051 - 10/01/2051	1,457,144	1,129,030
Freddie Mac, UMBS, 4.5%, 10/01/2052 - 1/01/2053	9,641,457	9,450,156
Freddie Mac, UMBS, 5.5%, 12/01/2052 - 7/01/2055	10,409,223	10,602,596
Ginnie Mae, 6%, 9/15/2032 - 9/20/2055	19,454,263	19,860,381
Ginnie Mae, 5.5%, 12/15/2032 - 6/20/2055	37,555,971	38,041,328
Ginnie Mae, 4.5%, 7/15/2033 - 12/20/2052	30,681,624	30,147,937
Ginnie Mae, 5%, 7/20/2033 - 5/20/2053	20,712,623	20,737,651
Ginnie Mae, 4%, 1/20/2041 - 10/20/2052	12,911,888	12,339,736
Ginnie Mae, 3.948%, 9/20/2041	2,233,311	2,191,751
Ginnie Mae, 3.5%, 12/15/2041 - 10/20/2055	24,510,226	22,471,098
Ginnie Mae, 3%, 4/20/2045 - 10/20/2052	29,566,037	26,722,824
Ginnie Mae, 2.5%, 8/20/2051 - 4/20/2052	39,022,478	33,677,543
Ginnie Mae, 2%, 1/20/2052 - 9/20/2052	27,578,324	22,847,106
UMBS, TBA, 2.5%, 1/01/2056	1,350,000	1,141,066
UMBS, TBA, 2%, 1/25/2056	8,025,000	6,485,171
UMBS, TBA, 3%, 1/25/2056	11,000,000	9,727,695
UMBS, TBA, 3.5%, 1/25/2056	10,700,000	9,891,230
		$744,773,455
Municipals – 0.4%
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 6.352%, 7/01/2049	$9,860,000	$10,198,588
New Jersey Turnpike Authority Rev., Taxable (Build America Bonds), “F”, 7.414%, 1/01/2040	5,815,000	6,969,526
Rhode Island Student Loan Authority Education Loan Rev., Taxable, “1”, 6.081%, 12/01/2042	7,175,000	7,283,228
State of Florida, Taxable, “A”, 2.154%, 7/01/2030	3,243,000	2,983,911
		$27,435,253
Natural Gas - Distribution – 0.1%
NiSource, Inc., 2.95%, 9/01/2029	$3,757,000	$3,605,019
NiSource, Inc., 5.65%, 2/01/2045	1,946,000	1,932,507
		$5,537,526
Network & Telecom – 0.3%
NTT Finance Corp., 5.502%, 7/16/2035 (n)	$14,166,000	$14,668,017
Verizon Communications, Inc., 3.15%, 3/22/2030	3,222,000	3,085,531
Verizon Communications, Inc., 2.55%, 3/21/2031	2,662,000	2,430,921
Verizon Communications, Inc., 4.812%, 3/15/2039	5,693,000	5,402,759
		$25,587,228
Oils – 0.1%
Marathon Petroleum Corp., 4.75%, 9/15/2044	$2,779,000	$2,375,343
Phillips 66 Co., 2.15%, 12/15/2030	9,419,000	8,446,858
		$10,822,201
Pollution Control – 0.3%
Waste Management, Inc., 4.875%, 2/15/2034	$19,470,000	$19,973,345
Real Estate - Office – 0.0%
Boston Properties LP, REIT, 2.55%, 4/01/2032	$3,985,000	$3,476,398
Real Estate - Other – 0.2%
Public Storage Operating, REIT, 5.1%, 8/01/2033	$14,650,000	$15,162,076

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Real Estate - Retail – 0.1%
Brixmor Operating Partnership LP, REIT, 4.125%, 5/15/2029	$553,000	$550,752
Brixmor Operating Partnership LP, REIT, 4.05%, 7/01/2030	5,247,000	5,172,865
Realty Income Corp., REIT, 3.25%, 1/15/2031	1,504,000	1,431,850
		$7,155,467
Retailers – 0.1%
Alimentation Couche-Tard, Inc., 3.439%, 5/13/2041 (n)	$7,066,000	$5,524,365
Specialty Stores – 0.1%
Genuine Parts Co., 2.75%, 2/01/2032	$12,549,000	$11,100,513
Telecommunications - Wireless – 0.5%
Crown Castle, Inc., REIT, 3.65%, 9/01/2027	$7,499,000	$7,439,327
Rogers Communications, Inc., 3.8%, 3/15/2032	16,771,000	15,801,079
T-Mobile USA, Inc., 2.05%, 2/15/2028	6,050,000	5,807,700
T-Mobile USA, Inc., 4.5%, 4/15/2050	7,057,000	5,812,558
Vodafone Group PLC, 5.625%, 2/10/2053	2,556,000	2,447,102
		$37,307,766
Tobacco – 0.4%
B.A.T. International Finance PLC, 4.448%, 3/16/2028	$16,618,000	$16,747,096
Philip Morris International, Inc., 5.125%, 11/17/2027	2,946,000	3,009,697
Philip Morris International, Inc., 5.625%, 11/17/2029	1,269,000	1,334,072
Philip Morris International, Inc., 5.125%, 2/15/2030	4,791,000	4,952,341
Philip Morris International, Inc., 5.75%, 11/17/2032	5,624,000	6,010,558
		$32,053,764
Transportation - Services – 0.0%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$2,559,000	$2,963,693
U.S. Treasury Obligations – 9.4%
U.S. Treasury Bonds, 2.875%, 5/15/2043	$36,361,000	$28,226,646
U.S. Treasury Bonds, 4.5%, 2/15/2044	14,000,000	13,543,906
U.S. Treasury Bonds, 3%, 11/15/2045	215,000	164,282
U.S. Treasury Bonds, 2.25%, 8/15/2046 (f)	161,800,000	106,478,305
U.S. Treasury Bonds, 2.875%, 11/15/2046	14,148,000	10,447,414
U.S. Treasury Bonds, 1.875%, 11/15/2051	9,015,000	4,982,900
U.S. Treasury Bonds, 2.25%, 2/15/2052	44,658,400	27,095,089
U.S. Treasury Bonds, 4%, 11/15/2052	7,700,000	6,677,043
U.S. Treasury Bonds, 4.75%, 11/15/2053	20,000,000	19,633,594
U.S. Treasury Bonds, 4.25%, 2/15/2054	58,900,000	53,249,281
U.S. Treasury Bonds, 4.5%, 11/15/2054	31,400,000	29,616,578
U.S. Treasury Notes, 2.5%, 3/31/2027	21,400,000	21,135,008
U.S. Treasury Notes, 4.5%, 4/15/2027	61,600,000	62,357,969
U.S. Treasury Notes, 2.75%, 4/30/2027	57,767,600	57,207,976
U.S. Treasury Notes, 4.125%, 7/31/2028	44,000,000	44,656,563
U.S. Treasury Notes, 4.25%, 6/30/2029	97,400,000	99,458,336
U.S. Treasury Notes, 3.875%, 4/30/2030	24,000,000	24,187,500
U.S. Treasury Notes, 4.25%, 11/15/2034	100,900,000	101,960,238
		$711,078,628
Utilities - Electric Power – 0.9%
American Electric Power Co., Inc., 5.95%, 11/01/2032	$4,167,000	$4,472,097
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)	1,697,000	1,526,948
Duke Energy Carolinas LLC, 4.95%, 1/15/2033	13,535,000	13,940,716
Duke Energy Corp., 2.65%, 9/01/2026	1,167,000	1,157,050
Duke Energy Corp., 4.5%, 8/15/2032	9,846,000	9,813,494
Duke Energy Progress LLC, 3.45%, 3/15/2029	5,272,000	5,189,331
Enel Finance International N.V., 4.75%, 5/25/2047 (n)	1,993,000	1,720,674

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
Exelon Corp., 4.05%, 4/15/2030	$4,954,000	$4,904,951
Georgia Power Co., 3.7%, 1/30/2050	454,000	339,377
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	2,889,000	2,595,092
Jersey Central Power & Light Co., 5.1%, 1/15/2035	2,399,000	2,425,945
Oncor Electric Delivery Co. LLC, 5.75%, 3/15/2029	3,467,000	3,625,201
Pacific Gas & Electric Co., 2.1%, 8/01/2027	1,524,000	1,477,443
Pacific Gas & Electric Co., 3%, 6/15/2028	4,398,000	4,264,478
Pacific Gas & Electric Co., 2.5%, 2/01/2031	6,640,000	5,975,739
Pacific Gas & Electric Co., 3.3%, 8/01/2040	3,109,000	2,353,365
Xcel Energy, Inc., 3.4%, 6/01/2030	3,231,000	3,107,121
		$68,889,022
Utilities - Gas – 0.0%
East Ohio Gas Co., 2%, 6/15/2030 (n)	$3,473,000	$3,144,169
Total Bonds		$2,954,797,936
Preferred Stocks – 1.0%
Computer Software - Systems – 0.4%
Samsung Electronics Co. Ltd.	491,419	$30,157,628
Consumer Products – 0.6%
Henkel AG & Co. KGaA	525,078	$42,935,846
Total Preferred Stocks		$73,093,474
Convertible Preferred Stocks – 0.3%
Aerospace & Defense – 0.3%
Boeing Co., 6%, 10/15/2027	338,957	$23,408,371
Mutual Funds (h) – 0.5%
Money Market Funds – 0.5%
MFS Institutional Money Market Portfolio, 3.82% (v)	41,753,674	$41,762,024

Other Assets, Less Liabilities – 0.2%		14,001,637
Net Assets – 100.0%		$7,587,907,447

(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $41,762,024 and
$7,532,143,786, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $682,232,028, representing 9.0% of net assets.

(q)	Interest received was less than stated coupon rate.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FGIC	Financial Guaranty Insurance Co.
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security

Derivative Contracts at 12/31/25
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	878	$183,316,796	March – 2026	$(135,070)
U.S. Treasury Note 5 yr	Long	USD	747	81,650,602	March – 2026	(323,632)
U.S. Treasury Ultra Bond 30 yr	Long	USD	407	48,026,000	March – 2026	(1,146,250)
U.S. Treasury Ultra Note 10 yr	Long	USD	198	22,773,094	March – 2026	(99,734)
						$(1,704,686)
At December 31, 2025, the fund had liquid securities collateral with an aggregate value of $5,046,892 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
12/31/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of December 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$4,288,223,671	$—	$—	$4,288,223,671
United Kingdom	—	99,851,156	—	99,851,156
Canada	52,815,783	—	—	52,815,783
Switzerland	—	50,609,220	—	50,609,220
Germany	42,935,846	—	—	42,935,846
South Korea	—	30,157,628	—	30,157,628
Hong Kong	—	12,752,546	—	12,752,546
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	711,078,628	—	711,078,628
Non - U.S. Sovereign Debt	—	2,446,670	—	2,446,670
Municipal Bonds	—	27,435,253	—	27,435,253
U.S. Corporate Bonds	—	641,082,011	—	641,082,011
Residential Mortgage-Backed Securities	—	818,739,191	—	818,739,191
Commercial Mortgage-Backed Securities	—	112,343,261	—	112,343,261
Asset-Backed Securities (including CDOs)	—	350,091,948	—	350,091,948
Foreign Bonds	—	291,580,974	—	291,580,974
Investment Companies	41,762,024	—	—	41,762,024
Total	$4,425,737,324	$3,148,168,486	$—	$7,573,905,810
Other Financial Instruments
Futures Contracts – Liabilities	$(1,704,686)	$—	$—	$(1,704,686)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended December 31, 2025:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$114,233,354	$243,697,505	$316,177,820	$12,052	$(3,067)	$41,762,024

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,055,784	$—